Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Property, Equipment and Software are Stated at Cost Less Accumulated and Impairment

Property, equipment and software are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which range as follows:

Servers and computers	3-5 years
Furniture, fixtures, office and other equipment	3-5 years
Leasehold improvements	The shorter of the useful life or term of the lease
Software and others	3-5 years

Schedule of Disaggregation of Revenue

For the years ended December 31, 2023, 2024 and 2025, substantially all of the Group’s net revenues were generated in the PRC. The following table provides information about disaggregated revenue by types:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Learning services	3,148,114	2,747,290	2,630,571
Tutoring services	2,914,064	2,384,664	2,086,267
Fee-based premium services	234,050	362,626	544,304
Smart devices	909,192	903,669	739,644
Online marketing services	1,331,902	1,974,960	2,538,804
Total net revenues	5,389,208	5,625,919	5,909,019